Fair value measurements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0
Transfer from Level 2 to 1 of financial assets	0
Transfer from Level 1 to 2 of financial liabilities	0
Transfer from Level 2 to 1 of financial liabilities	0
Transfers Into Level 3 of financial assets	0
Transfers Out of Level 3 of financial assets	0
Transfers Into Level 3 of financial liabilities	0
Transfers Out of Level 3 of financial liabilities	0
Assets	5,358,700,000	$ 4,931,800,000
Recurring Basis
Fair value measurements
Financial assets, at fair value	205,400,000	145,900,000
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	187,900,000	132,800,000
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	13,600,000	9,200,000
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	3,900,000	3,900,000
Non recurring Basis
Fair value measurements
Financial assets, at fair value		14,600,000
Non recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value		14,600,000
Receivables from provisional concentrate sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	12,600,000	8,500,000
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	12,600,000	8,500,000
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	191,800,000	136,700,000
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	187,900,000	132,800,000
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	3,900,000	3,900,000
Warrants | Recurring Basis
Fair value measurements
Financial assets, at fair value	1,000,000	700,000
Warrants | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	$ 1,000,000	700,000
Royalty stream and working interests | Non recurring Basis
Fair value measurements
Financial assets, at fair value		14,600,000
Royalty stream and working interests | Non recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value		$ 14,600,000